Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract Amount December 31,
(Dollars in thousands)	2019	2018
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$7,620	6,081
Commercial real estate	19,183	6,320
Commercial business	11,354	782
Undisbursed balance of loans closed	30,070	23,749
Unused lines of credit	107,767	107,438
Letters of credit	2,810	2,608
Total commitments to extend credit	$178,804	146,978
Forward commitments	$10,098	7,289

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$4,266	887	1,829	1,536	14
Total contractual obligations	$4,266	887	1,829	1,536	14

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$63,322	23,742	27,240	12,340	0
Commitments to lend	22,757	8,716	2,668	4,090	7,283
Standby letters of credit	2,810	2,108	702	0	0
Total other commercial commitments	$88,889	34,566	30,610	16,430	7,283